Common Share Purchase Warrants (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Common Share Purchase Warrants [Abstract]
Schedule of warrant activity
	July 31, 2022		July 31, 2021
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price[1]	warrants	exercise price[1]
Outstanding, beginning of year	36,666,958	$8.85	33,379,408	$7.60
Expired and cancelled[2]	(3,179,074)	33.86	(535,889)	4.09
Issued on acquisition	1,554,320	22.43	5,970,370	14.59
Issued	24,540,012	4.35	-	-
Exercised	-	-	(2,146,931)	4.10
Outstanding, end of year	59,582,216	$6.07	36,666,958	$8.85

1 USD denominated warrant's exercise price have been converted to the CAD equivalent as at the period end for presentation purposes.

2 Of the Company's expired and canceled warrants in the year ended July 31, 2021, 509,089 cancellations were due to cashless exercises of the Company's April 2020 and May 2020 warrants. In lieu of cash equal to the number of warrants exercised multiplied by the exercise price, the warrant holder forgoes the corresponding number of warrants which are effectively canceled.

[3] Replacement warrants issued upon business acquisition (Note 15).

Schedule of warrant issued
Issuance date	Exercise price	Warrants issued	Expiry period
June 01, 2021 (issued on acquisition)	$3.96-$155.19	5,970,370	0.17-4 years
August 24, 2021	US$3.45	24,540,012	5 years
September 1, 2021 (issued on acquisition)	$6.42-$72.70	1,554,320	1.63-2.59 years

Schedule of warrants outstanding

The following is a consolidated summary of warrants outstanding as at July 31, 2022 and July 31, 2021.

	July 31, 2022		July 31, 2021
	Number outstanding	Book value	Number outstanding	Book value

Classified as Equity		$		$
June 2019 financing warrants
Exercise price of $63.16 expiring June 19, 2023	546,135	10,023	546,135	10,022
April 2020 underwritten public offering warrants
Exercise price of $3.84 expiring April 13, 2025	11,830,075	15,971	11,830,075	15,971
May 2020 underwritten public offering warrants
Exercise price of $4.20 expiring May 21, 2025	7,591,876	10,446	7,591,876	10,446
Conversion Unit warrants
Exercise price of $4.00 expiring June 10, 2023	3,686,721	11,427	3,686,721	11,427
Exercise price of $4.00 expiring June 30, 2023	978,907	1,928	978,907	1,928
Broker / Consultant warrants
Exercise price of $3.00 expiring November 3, 2021	-	-	18,905	34
Exercise price of $3.00 expiring March 14, 2022	-	-	23,571	66
Exercise price of $63.16 expiring June 19, 2023	15	-	15	-
Molson warrants
Exercise price of $24.00 expiring October 4, 2021	-	-	2,875,000	42,386
Issued in connection with business acquisition
Exercise price of $151.24 expiring September 27, 2021	-	-	14,617	-
Exercise price of $155.19 expiring April 17, 2022	-	-	226,422	1
Exercise price of $78.16 expiring August 21, 2022	15,992	3	15,992	3
Exercise price of $102.71 expiring August 21, 2022	24,338	2	24,338	2
Exercise price of $11.29 expiring January 27, 2023	356,689	1,195	356,689	1,195
Exercise price of $10.99 expiring April 16, 2023	680,877	398	-	-
Exercise price of $12.68 expiring May 4, 2023	602,804	322	-	-
Exercise price of $72.70 expiring April 2 2024	250,080	49	-	-
Exercise price of $3.96 expiring April 23, 2025	631,322	4,232	631,322	4,232
Exercise price of $9.03 expiring June 25, 2025	3,205,378	18,236	3,205,378	18,236
Exercise price of $5.64 expiring September 23, 2025	1,228,873	7,902	1,228,873	7,902
Exercise price of $8.47 expiring October 30, 2025	43,856	261	43,856	261
	31,673,938	82,395	33,298,692	124,112
Classified as Liability
US$25m Registered Direct Offering Warrants
Exercise price of US$9.80 expiring December 31, 2024	1,871,259	8	1,871,259	3,185
US$20m Registered Direct Offering Warrants
Exercise price of US$9.80 expiring January 22, 2025	1,497,007	6	1,497,007	2,548
August 2021 Underwritten Public Offerings Warrants
Exercise price of US$3.45 expiring August 24, 2026	24,540,012	703	-	-
	27,908,278	717	3,368,266	5,733
	59,582,216	83,112	36,666,958	129,845